Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Equity Series Class S
Shareholder Report [Line Items]
Fund Name	Equity Series
Class Name	Class S
Trading Symbol	EXEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered meaningfully positive returns but underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from its focus within the U.S. equity market. Stocks rallied on the back of positive investor sentiment driven by a resilient U.S. economy. Returns were also more broadly distributed across the market than the previous year. Although the Series largely participated in the strong period for stock returns, underperformance relative to the benchmark was primarily driven by individual stock outcomes, mostly concentrated within the Consumer, Health Care, and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and two appropriate broad-based securities market indices that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Equity Series - S	30.90%	13.39%	11.72%
MSCI USA IMI	37.40%	14.25%	11.97%
Russell 3000®	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 70,600,223
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 351,700
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$70,600,223
Number of Holdings	46
Annual Portfolio Turnover	57%
Total Advisory Fees Paid (net of reimbursements)	$351,700

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	2.1
Common Stocks	97.9

Expressed as a percentage of net assets.

Equity Series Class W
Shareholder Report [Line Items]
Fund Name	Equity Series
Class Name	Class W
Trading Symbol	MEYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered meaningfully positive returns but underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from its focus within the U.S. equity market. Stocks rallied on the back of positive investor sentiment driven by a resilient U.S. economy. Returns were also more broadly distributed across the market than the previous year. Although the Series largely participated in the strong period for stock returns, underperformance relative to the benchmark was primarily driven by individual stock outcomes, mostly concentrated within the Consumer, Health Care, and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and two appropriate broad-based securities market indices that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Equity Series - W	32.21%	14.54%	12.35%
MSCI USA IMI	37.40%	14.25%	11.97%
Russell 3000®	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 70,600,223
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 351,700
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$70,600,223
Number of Holdings	46
Annual Portfolio Turnover	57%
Total Advisory Fees Paid (net of reimbursements)	$351,700

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	2.1
Common Stocks	97.9

Expressed as a percentage of net assets.

Overseas Series Class I
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class I
Trading Symbol	EXOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but modestly underperformed its benchmark, the MSCI ACWI ex USA Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. While country and sector positioning decisions were largely positive over the period, the Series' relative underperformance was primarily driven by individual stock results, most notably within the Industrials, Information Technology, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and one appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Overseas Series - I	23.06%	7.99%	5.57%
MSCI ACWI ex USA	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 623,925,803
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 1,937,795
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$623,925,803
Number of Holdings	39
Annual Portfolio Turnover	57%
Total Advisory Fees Paid (net of reimbursements)	$1,937,795

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Common Stocks	95.7

Expressed as a percentage of net assets.

Overseas Series Class S
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class S
Trading Symbol	MNOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but modestly underperformed its benchmark, the MSCI ACWI ex USA Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. While country and sector positioning decisions were largely positive over the period, the Series' relative underperformance was primarily driven by individual stock results, most notably within the Industrials, Information Technology, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and one appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Overseas Series - S	22.68%	7.66%	5.26%
MSCI ACWI ex USA	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 623,925,803
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 1,937,795
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$623,925,803
Number of Holdings	39
Annual Portfolio Turnover	57%
Total Advisory Fees Paid (net of reimbursements)	$1,937,795

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Common Stocks	95.7

Expressed as a percentage of net assets.

Overseas Series Class Z
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class Z
Trading Symbol	MNOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but modestly underperformed its benchmark, the MSCI ACWI ex USA Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. While country and sector positioning decisions were largely positive over the period, the Series' relative underperformance was primarily driven by individual stock results, most notably within the Industrials, Information Technology, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and one appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Overseas Series - Z	23.20%	8.09%	5.64%
MSCI ACWI ex USA	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 623,925,803
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 1,937,795
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$623,925,803
Number of Holdings	39
Annual Portfolio Turnover	57%
Total Advisory Fees Paid (net of reimbursements)	$1,937,795

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Common Stocks	95.7

Expressed as a percentage of net assets.

Overseas Series Class W
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class W
Trading Symbol	MNOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but modestly underperformed its benchmark, the MSCI ACWI ex USA Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. While country and sector positioning decisions were largely positive over the period, the Series' relative underperformance was primarily driven by individual stock results, most notably within the Industrials, Information Technology, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and one appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Overseas Series - W	23.95%	8.74%	5.99%
MSCI ACWI ex USA	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 623,925,803
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 1,937,795
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$623,925,803
Number of Holdings	39
Annual Portfolio Turnover	57%
Total Advisory Fees Paid (net of reimbursements)	$1,937,795

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Common Stocks	95.7

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class L
Trading Symbol	MNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Conservative Term Series Class L, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$170	1.61%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.61%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - L	11.55%	2.85%	2.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Conservative Term Composite Benchmark	13.98%	3.68%	4.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 332,785,669
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 1,409,977
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$332,785,669
Number of Holdings	256
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$1,409,977

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment and Assets, Less Liabilities/Liabilities, Less Assets	2.8
Commercial Mortgage-Backed Securities	9.2
Common Stocks	20.5
Asset-Backed Securities	7.2
U.S. Government Agencies	13.8
Foreign Government Bonds	0.4
Municipal Bonds	1.6
Corporate Bonds	18.0
U.S. Treasury Note	26.5

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class R
Trading Symbol	MNCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Conservative Term Series Class R, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - R	12.25%	3.38%	3.34%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Conservative Term Composite Benchmark	13.98%	3.68%	4.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 332,785,669
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 1,409,977
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$332,785,669
Number of Holdings	256
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$1,409,977

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment and Assets, Less Liabilities/Liabilities, Less Assets	2.8
Commercial Mortgage-Backed Securities	9.2
Common Stocks	20.5
Asset-Backed Securities	7.2
U.S. Government Agencies	13.8
Foreign Government Bonds	0.4
Municipal Bonds	1.6
Corporate Bonds	18.0
U.S. Treasury Note	26.5

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class S
Trading Symbol	EXDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Conservative Term Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - S	12.39%	3.58%	3.58%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Conservative Term Composite Benchmark	13.98%	3.68%	4.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 332,785,669
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 1,409,977
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$332,785,669
Number of Holdings	256
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$1,409,977

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment and Assets, Less Liabilities/Liabilities, Less Assets	2.8
Commercial Mortgage-Backed Securities	9.2
Common Stocks	20.5
Asset-Backed Securities	7.2
U.S. Government Agencies	13.8
Foreign Government Bonds	0.4
Municipal Bonds	1.6
Corporate Bonds	18.0
U.S. Treasury Note	26.5

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class I
Trading Symbol	MNCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Conservative Term Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - I	12.65%	3.85%	3.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Conservative Term Composite Benchmark	13.98%	3.68%	4.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 332,785,669
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 1,409,977
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$332,785,669
Number of Holdings	256
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$1,409,977

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment and Assets, Less Liabilities/Liabilities, Less Assets	2.8
Commercial Mortgage-Backed Securities	9.2
Common Stocks	20.5
Asset-Backed Securities	7.2
U.S. Government Agencies	13.8
Foreign Government Bonds	0.4
Municipal Bonds	1.6
Corporate Bonds	18.0
U.S. Treasury Note	26.5

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class W
Trading Symbol	MNCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Conservative Term Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - W	13.29%	4.39%	4.05%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Conservative Term Composite Benchmark	13.98%	3.68%	4.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 332,785,669
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 1,409,977
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$332,785,669
Number of Holdings	256
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$1,409,977

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment and Assets, Less Liabilities/Liabilities, Less Assets	2.8
Commercial Mortgage-Backed Securities	9.2
Common Stocks	20.5
Asset-Backed Securities	7.2
U.S. Government Agencies	13.8
Foreign Government Bonds	0.4
Municipal Bonds	1.6
Corporate Bonds	18.0
U.S. Treasury Note	26.5

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class L
Trading Symbol	MNMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Moderate Term Series Class L, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$196	1.81%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.81%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - L	16.14%	4.43%	3.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 30%/10%/30%/30% Blended Index	19.24%	5.15%	5.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 328,607,483
Holdings Count | Holdings	239
Advisory Fees Paid, Amount	$ 2,003,865
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$328,607,483
Number of Holdings	239
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$2,003,865

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Commercial Mortgage-Backed Securities	6.0
Common Stocks	41.3
Asset-Backed Securities	5.2
U.S. Government Agencies	10.7
Foreign Government Bonds	0.4
Municipal Bonds	0.7
Corporate Bonds	13.3
U.S. Treasury Bond	4.2
U.S. Treasury Note	13.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class R
Trading Symbol	MNMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Moderate Term Series Class R, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.28%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.28%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - R	16.75%	4.97%	4.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 30%/10%/30%/30% Blended Index	19.24%	5.15%	5.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 328,607,483
Holdings Count | Holdings	239
Advisory Fees Paid, Amount	$ 2,003,865
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$328,607,483
Number of Holdings	239
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$2,003,865

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Commercial Mortgage-Backed Securities	6.0
Common Stocks	41.3
Asset-Backed Securities	5.2
U.S. Government Agencies	10.7
Foreign Government Bonds	0.4
Municipal Bonds	0.7
Corporate Bonds	13.3
U.S. Treasury Bond	4.2
U.S. Treasury Note	13.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class S
Trading Symbol	EXBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Moderate Term Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - S	16.95%	5.21%	4.47%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 30%/10%/30%/30% Blended Index	19.24%	5.15%	5.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 328,607,483
Holdings Count | Holdings	239
Advisory Fees Paid, Amount	$ 2,003,865
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$328,607,483
Number of Holdings	239
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$2,003,865

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Commercial Mortgage-Backed Securities	6.0
Common Stocks	41.3
Asset-Backed Securities	5.2
U.S. Government Agencies	10.7
Foreign Government Bonds	0.4
Municipal Bonds	0.7
Corporate Bonds	13.3
U.S. Treasury Bond	4.2
U.S. Treasury Note	13.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class I
Trading Symbol	MNMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Moderate Term Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - I	17.27%	5.44%	4.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 30%/10%/30%/30% Blended Index	19.24%	5.15%	5.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 328,607,483
Holdings Count | Holdings	239
Advisory Fees Paid, Amount	$ 2,003,865
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$328,607,483
Number of Holdings	239
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$2,003,865

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Commercial Mortgage-Backed Securities	6.0
Common Stocks	41.3
Asset-Backed Securities	5.2
U.S. Government Agencies	10.7
Foreign Government Bonds	0.4
Municipal Bonds	0.7
Corporate Bonds	13.3
U.S. Treasury Bond	4.2
U.S. Treasury Note	13.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class W
Trading Symbol	MNMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Moderate Term Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - W	18.04%	6.22%	5.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 30%/10%/30%/30% Blended Index	19.24%	5.15%	5.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 328,607,483
Holdings Count | Holdings	239
Advisory Fees Paid, Amount	$ 2,003,865
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$328,607,483
Number of Holdings	239
Annual Portfolio Turnover	59%
Total Advisory Fees Paid (net of reimbursements)	$2,003,865

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	4.3
Commercial Mortgage-Backed Securities	6.0
Common Stocks	41.3
Asset-Backed Securities	5.2
U.S. Government Agencies	10.7
Foreign Government Bonds	0.4
Municipal Bonds	0.7
Corporate Bonds	13.3
U.S. Treasury Bond	4.2
U.S. Treasury Note	13.9

Expressed as a percentage of net assets.

Pro-Blend(R) Extended Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class L
Trading Symbol	MNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Extended Term Series Class L, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$195	1.78%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.78%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - L	19.08%	5.75%	4.78%
MSCI USA IMI	37.40%	14.25%	11.97%
40%/15%/45% Blended Index	23.05%	6.74%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 556,355,912
Holdings Count | Holdings	241
Advisory Fees Paid, Amount	$ 3,365,349
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$556,355,912
Number of Holdings	241
Annual Portfolio Turnover	71%
Total Advisory Fees Paid (net of reimbursements)	$3,365,349

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	3.4
Commercial Mortgage-Backed Securities	4.6
Common Stocks	55.2
Asset-Backed Securities	4.4
U.S. Government Agencies	7.8
Foreign Government Bonds	0.2
Municipal Bonds	0.3
Corporate Bonds	10.1
U.S. Treasury Bond	5.1
U.S. Treasury Note	8.9

Expressed as a percentage of net assets.

Pro-Blend(R) Extended Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class R
Trading Symbol	MNBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Extended Term Series Class R, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.27%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.27%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - R	19.66%	6.31%	5.31%
MSCI USA IMI	37.40%	14.25%	11.97%
40%/15%/45% Blended Index	23.05%	6.74%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 556,355,912
Holdings Count | Holdings	241
Advisory Fees Paid, Amount	$ 3,365,349
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$556,355,912
Number of Holdings	241
Annual Portfolio Turnover	71%
Total Advisory Fees Paid (net of reimbursements)	$3,365,349

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	3.4
Commercial Mortgage-Backed Securities	4.6
Common Stocks	55.2
Asset-Backed Securities	4.4
U.S. Government Agencies	7.8
Foreign Government Bonds	0.2
Municipal Bonds	0.3
Corporate Bonds	10.1
U.S. Treasury Bond	5.1
U.S. Treasury Note	8.9

Expressed as a percentage of net assets.

Pro-Blend(R) Extended Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class S
Trading Symbol	MNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Extended Term Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$112	1.02%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - S	19.97%	6.55%	5.58%
MSCI USA IMI	37.40%	14.25%	11.97%
40%/15%/45% Blended Index	23.05%	6.74%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 556,355,912
Holdings Count | Holdings	241
Advisory Fees Paid, Amount	$ 3,365,349
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$556,355,912
Number of Holdings	241
Annual Portfolio Turnover	71%
Total Advisory Fees Paid (net of reimbursements)	$3,365,349

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	3.4
Commercial Mortgage-Backed Securities	4.6
Common Stocks	55.2
Asset-Backed Securities	4.4
U.S. Government Agencies	7.8
Foreign Government Bonds	0.2
Municipal Bonds	0.3
Corporate Bonds	10.1
U.S. Treasury Bond	5.1
U.S. Treasury Note	8.9

Expressed as a percentage of net assets.

Pro-Blend(R) Extended Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class I
Trading Symbol	MNBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Extended Term Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - I	20.23%	6.79%	5.83%
MSCI USA IMI	37.40%	14.25%	11.97%
40%/15%/45% Blended Index	23.05%	6.74%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 556,355,912
Holdings Count | Holdings	241
Advisory Fees Paid, Amount	$ 3,365,349
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$556,355,912
Number of Holdings	241
Annual Portfolio Turnover	71%
Total Advisory Fees Paid (net of reimbursements)	$3,365,349

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	3.4
Commercial Mortgage-Backed Securities	4.6
Common Stocks	55.2
Asset-Backed Securities	4.4
U.S. Government Agencies	7.8
Foreign Government Bonds	0.2
Municipal Bonds	0.3
Corporate Bonds	10.1
U.S. Treasury Bond	5.1
U.S. Treasury Note	8.9

Expressed as a percentage of net assets.

Pro-Blend(R) Extended Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class W
Trading Symbol	MNBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Extended Term Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - W	21.08%	7.54%	6.13%
MSCI USA IMI	37.40%	14.25%	11.97%
40%/15%/45% Blended Index	23.05%	6.74%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 556,355,912
Holdings Count | Holdings	241
Advisory Fees Paid, Amount	$ 3,365,349
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$556,355,912
Number of Holdings	241
Annual Portfolio Turnover	71%
Total Advisory Fees Paid (net of reimbursements)	3,365,349

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Other Assets, Less Liabilities	3.4
Commercial Mortgage-Backed Securities	4.6
Common Stocks	55.2
Asset-Backed Securities	4.4
U.S. Government Agencies	7.8
Foreign Government Bonds	0.2
Municipal Bonds	0.3
Corporate Bonds	10.1
U.S. Treasury Bond	5.1
U.S. Treasury Note	8.9

Expressed as a percentage of net assets.

Pro-Blend(R) Maximum Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class L
Trading Symbol	MNHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Maximum Term Series Class L, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$207	1.84%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.84%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - L	25.44%	9.10%	7.64%
MSCI USA IMI	37.40%	14.25%	11.97%
65%/20%/15% Blended Index	30.75%	10.69%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 469,264,556
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 2,793,801
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$469,264,556
Number of Holdings	281
Annual Portfolio Turnover	60%
Total Advisory Fees Paid (net of reimbursements)	$2,793,801

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	2.5
Common Stocks	85.4
Corporate Bonds	4.4
U.S. Treasury Bond	2.0
U.S. Treasury Note	5.7

Expressed as a percentage of net assets.

Pro-Blend(R) Maximum Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class R
Trading Symbol	MNHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Maximum Term Series Class R, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$147	1.30%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - R	26.18%	9.69%	8.20%
MSCI USA IMI	37.40%	14.25%	11.97%
65%/20%/15% Blended Index	30.75%	10.69%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 469,264,556
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 2,793,801
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$469,264,556
Number of Holdings	281
Annual Portfolio Turnover	60%
Total Advisory Fees Paid (net of reimbursements)	$2,793,801

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	2.5
Common Stocks	85.4
Corporate Bonds	4.4
U.S. Treasury Bond	2.0
U.S. Treasury Note	5.7

Expressed as a percentage of net assets.

Pro-Blend(R) Maximum Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class S
Trading Symbol	EXHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Maximum Term Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - S	26.38%	9.90%	8.45%
MSCI USA IMI	37.40%	14.25%	11.97%
65%/20%/15% Blended Index	30.75%	10.69%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 469,264,556
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 2,793,801
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$469,264,556
Number of Holdings	281
Annual Portfolio Turnover	60%
Total Advisory Fees Paid (net of reimbursements)	$2,793,801

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	2.5
Common Stocks	85.4
Corporate Bonds	4.4
U.S. Treasury Bond	2.0
U.S. Treasury Note	5.7

Expressed as a percentage of net assets.

Pro-Blend(R) Maximum Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class I
Trading Symbol	MNHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Maximum Term Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - I	26.78%	10.20%	8.72%
MSCI USA IMI	37.40%	14.25%	11.97%
65%/20%/15% Blended Index	30.75%	10.69%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 469,264,556
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 2,793,801
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$469,264,556
Number of Holdings	281
Annual Portfolio Turnover	60%
Total Advisory Fees Paid (net of reimbursements)	$2,793,801

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	2.5
Common Stocks	85.4
Corporate Bonds	4.4
U.S. Treasury Bond	2.0
U.S. Treasury Note	5.7

Expressed as a percentage of net assets.

Pro-Blend(R) Maximum Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class W
Trading Symbol	MNHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pro-Blend® Maximum Term Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive double-digit returns but underperformed its blended benchmark for the 12-month period ending 10/31/2024.

What factors influenced performance?

The Series' positive return benefited from exposure to both equities and fixed income securities with each asset class delivering double-digit returns. Equity markets rallied on the back of a resilient U.S. economy while bond markets benefited from the onset of the Federal Reserve's rate cut cycle contributing to interest rates falling across the yield curve. The Series' underperformance relative to the blended benchmark was primarily driven by an underweight to equities in comparison to the benchmark. Selection within equities was a relative contributor, as was fixed income positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - W	27.66%	11.01%	9.05%
MSCI USA IMI	37.40%	14.25%	11.97%
65%/20%/15% Blended Index	30.75%	10.69%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 469,264,556
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 2,793,801
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$469,264,556
Number of Holdings	281
Annual Portfolio Turnover	60%
Total Advisory Fees Paid (net of reimbursements)	$2,793,801

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	2.5
Common Stocks	85.4
Corporate Bonds	4.4
U.S. Treasury Bond	2.0
U.S. Treasury Note	5.7

Expressed as a percentage of net assets.

Disciplined Value Series Class I
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class I
Trading Symbol	MNDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Value Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the Russell 1000 Value Index. This return profile is consistent with the portfolio's history of providing a level of downside risk management during adverse market environments for value stocks, while generally capturing less upside than the benchmark in upward trending equity markets.

What factors influenced performance?

From a factor perspective, the Series' emphasis on above market dividend yielding businesses weighed on relative returns. This was only partially offset by the large to mega-cap nature of the strategy as large cap equities broadly outperformed their smaller cap counterparts. During the strategy's annual reconstitution in 2023, the largest sector allocation increase took place in Energy, resulting in an overweight position relative to the benchmark. While the sector had been a strong performer over the previous several quarters, several companies in the sector were exhibiting improving fundamental metrics that outpaced their strong price gains, resulting in attractive valuations, and were thus added to the portfolio. Since that point, Energy has been a relative laggard, weighing on relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Disciplined Value Series - I	26.67%	8.60%	9.28%
MSCI USA	37.82%	14.73%	12.35%
Russell 1000® Value	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 189,722,055
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 435,321
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$189,722,055
Number of Holdings	117
Annual Portfolio Turnover	58%
Total Advisory Fees Paid (net of reimbursements)	$435,321

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	0.6
Common Stocks	99.4

Expressed as a percentage of net assets.

Disciplined Value Series Class S
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class S
Trading Symbol	MDFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Value Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the Russell 1000 Value Index. This return profile is consistent with the portfolio's history of providing a level of downside risk management during adverse market environments for value stocks, while generally capturing less upside than the benchmark in upward trending equity markets.

What factors influenced performance?

From a factor perspective, the Series' emphasis on above market dividend yielding businesses weighed on relative returns. This was only partially offset by the large to mega-cap nature of the strategy as large cap equities broadly outperformed their smaller cap counterparts. During the strategy's annual reconstitution in 2023, the largest sector allocation increase took place in Energy, resulting in an overweight position relative to the benchmark. While the sector had been a strong performer over the previous several quarters, several companies in the sector were exhibiting improving fundamental metrics that outpaced their strong price gains, resulting in attractive valuations, and were thus added to the portfolio. Since that point, Energy has been a relative laggard, weighing on relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Disciplined Value Series - S	26.33%	8.38%	9.03%
MSCI USA	37.82%	14.73%	12.35%
Russell 1000® Value	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 189,722,055
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 435,321
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$189,722,055
Number of Holdings	117
Annual Portfolio Turnover	58%
Total Advisory Fees Paid (net of reimbursements)	$435,321

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	0.6
Common Stocks	99.4

Expressed as a percentage of net assets.

Disciplined Value Series Class Z
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class Z
Trading Symbol	MDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Value Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the Russell 1000 Value Index. This return profile is consistent with the portfolio's history of providing a level of downside risk management during adverse market environments for value stocks, while generally capturing less upside than the benchmark in upward trending equity markets.

What factors influenced performance?

From a factor perspective, the Series' emphasis on above market dividend yielding businesses weighed on relative returns. This was only partially offset by the large to mega-cap nature of the strategy as large cap equities broadly outperformed their smaller cap counterparts. During the strategy's annual reconstitution in 2023, the largest sector allocation increase took place in Energy, resulting in an overweight position relative to the benchmark. While the sector had been a strong performer over the previous several quarters, several companies in the sector were exhibiting improving fundamental metrics that outpaced their strong price gains, resulting in attractive valuations, and were thus added to the portfolio. Since that point, Energy has been a relative laggard, weighing on relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Disciplined Value Series - Z	26.83%	8.74%	9.35%
MSCI USA	37.82%	14.73%	12.35%
Russell 1000® Value	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 189,722,055
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 435,321
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$189,722,055
Number of Holdings	117
Annual Portfolio Turnover	58%
Total Advisory Fees Paid (net of reimbursements)	$435,321

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	0.6
Common Stocks	99.4

Expressed as a percentage of net assets.

Disciplined Value Series Class W
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class W
Trading Symbol	MDVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Value Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the Russell 1000 Value Index. This return profile is consistent with the portfolio's history of providing a level of downside risk management during adverse market environments for value stocks, while generally capturing less upside than the benchmark in upward trending equity markets.

What factors influenced performance?

From a factor perspective, the Series' emphasis on above market dividend yielding businesses weighed on relative returns. This was only partially offset by the large to mega-cap nature of the strategy as large cap equities broadly outperformed their smaller cap counterparts. During the strategy's annual reconstitution in 2023, the largest sector allocation increase took place in Energy, resulting in an overweight position relative to the benchmark. While the sector had been a strong performer over the previous several quarters, several companies in the sector were exhibiting improving fundamental metrics that outpaced their strong price gains, resulting in attractive valuations, and were thus added to the portfolio. Since that point, Energy has been a relative laggard, weighing on relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2024)
	1 Year	5 Year	10 Year
Disciplined Value Series - W	27.15%	9.06%	9.54%
MSCI USA	37.82%	14.73%	12.35%
Russell 1000® Value	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 189,722,055
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 435,321
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$189,722,055
Number of Holdings	117
Annual Portfolio Turnover	58%
Total Advisory Fees Paid (net of reimbursements)	$435,321

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	0.6
Common Stocks	99.4

Expressed as a percentage of net assets.

Rainier International Discovery Series Class I
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery
Class Name	Class I
Trading Symbol	RAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rainier International Discovery Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. The Series' underperformance relative to the benchmark was primarily a result of individual stock results, notably within the Consumer, Financials, and Industrials sectors. Given the scope of the non-U.S. small cap equity market, individual company outcomes tend to have a more meaningful impact on portfolio results than broader exposures. That said, the Series' underweight to emerging markets during the year was a slight detractor overall.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - I	17.94%	5.56%	6.72%
MSCI ACWI ex USA	24.33%	5.78%	4.79%
MSCI ACWI ex USA Small Cap	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 418,110,083
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 4,308,108
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$418,110,083
Number of Holdings	98
Annual Portfolio Turnover	66%
Total Advisory Fees Paid (net of reimbursements)	$4,308,108

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	4.9
Common Stocks	95.1

Expressed as a percentage of net assets.

Rainier International Discovery Series Class S
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery
Class Name	Class S
Trading Symbol	RISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rainier International Discovery Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$152	1.40%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.40%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. The Series' underperformance relative to the benchmark was primarily a result of individual stock results, notably within the Consumer, Financials, and Industrials sectors. Given the scope of the non-U.S. small cap equity market, individual company outcomes tend to have a more meaningful impact on portfolio results than broader exposures. That said, the Series' underweight to emerging markets during the year was a slight detractor overall.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - S	17.62%	5.27%	6.44%
MSCI ACWI ex USA	24.33%	5.78%	4.79%
MSCI ACWI ex USA Small Cap	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 418,110,083
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 4,308,108
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$418,110,083
Number of Holdings	98
Annual Portfolio Turnover	66%
Total Advisory Fees Paid (net of reimbursements)	$4,308,108

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	4.9
Common Stocks	95.1

Expressed as a percentage of net assets.

Rainier International Discovery Series Class Z
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery
Class Name	Class Z
Trading Symbol	RAIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rainier International Discovery Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. The Series' underperformance relative to the benchmark was primarily a result of individual stock results, notably within the Consumer, Financials, and Industrials sectors. Given the scope of the non-U.S. small cap equity market, individual company outcomes tend to have a more meaningful impact on portfolio results than broader exposures. That said, the Series' underweight to emerging markets during the year was a slight detractor overall.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - Z	18.06%	5.70%	6.83%
MSCI ACWI ex USA	24.33%	5.78%	4.79%
MSCI ACWI ex USA Small Cap	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 418,110,083
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 4,308,108
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$418,110,083
Number of Holdings	98
Annual Portfolio Turnover	66%
Total Advisory Fees Paid (net of reimbursements)	$4,308,108

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	4.9
Common Stocks	95.1

Expressed as a percentage of net assets.

Rainier International Discovery Series Class W
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery
Class Name	Class W
Trading Symbol	RAIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rainier International Discovery Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466-3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466-3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Expenses Short Period Footnote [Text Block]	Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2024 but underperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series' positive return was driven primarily by its exposure to foreign stocks. Equity markets were meaningfully positive over the past twelve months, not only in the U.S. but around the globe. Investor sentiment was buoyed by a resilient U.S. economy and moderating inflation, while foreign markets benefited from attractive valuations and a broadening-out of equity market returns away from previous return concentration in large U.S. growth companies. The Series' underperformance relative to the benchmark was primarily a result of individual stock results, notably within the Consumer, Financials, and Industrials sectors. Given the scope of the non-U.S. small cap equity market, individual company outcomes tend to have a more meaningful impact on portfolio results than broader exposures. That said, the Series' underweight to emerging markets during the year was a slight detractor overall.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2024)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - W	19.13%	6.65%	7.35%
MSCI ACWI ex USA	24.33%	5.78%	4.79%
MSCI ACWI ex USA Small Cap	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 418,110,083
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 4,308,108
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Fund Size	$418,110,083
Number of Holdings	98
Annual Portfolio Turnover	66%
Total Advisory Fees Paid (net of reimbursements)	$4,308,108

The total advisory fee represents management fees at fund level in aggregate dollar amount including waivers and reimbursements for the period and recoupments of waivers and/or reimbursements previously recorded by the Series.

Holdings [Text Block]	Sector Allocation (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Investment Types	%
Cash, Short-Term Investment, and Liabilities, Less Other Assets	4.9
Common Stocks	95.1

Expressed as a percentage of net assets.